Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Acquisition consideration payable	¥ 102,603		¥ 307,818
Accrued office expenses	192,149		117,841
Deposits from sales agents and others	110,783		76,437
Accrued professional fees	65,331		28,396
Accrued telecom and bandwidth fees	59,292		66,519
Payable to employees related to share-based awards	58,664		2,177
Other payable to platform users and business users	55,749		90,292
Government subsidy	2,600		16,478
Others	41,963		21,946
Total	¥ 689,134	$ 105,466	¥ 727,904